Land Use Right (Details) - Schedule of future amortization	Sep. 30, 2022 USD ($)
Schedule of future amortization [Abstract]
2023	$ 204,646
2024	204,646
2025	204,646
2026	204,646
2027 and thereafter	5,864,113
Total of future amortization	$ 6,682,696